Victory Pioneer Short Term Income Fund Investment Objectives and Goals - Victory Pioneer Short Term Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Pioneer Short Term Income Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Pioneer Short Term Income Fund (the “Fund”) seeks a high level of current income to the extent consistent with a relatively high level of stability of principal.